NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Calculation of Earnings Per Share

The calculation of the earnings per share is as follows:

	For the year ended December 31,
	2011		2012		2013

Net income (loss) attributable to iSoftStone Holding Limited	$18,845		$22,109		$(3,657)
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic (i)	547,143,620		564,069,512		575,325,578

Weighted average ordinary shares outstanding used in computing net income per ordinary share-diluted	592,082,213	(ii)	582,402,472	(ii)	575,325,578 (ii)
Net income (loss) per ordinary share-basic	$0.03		$0.04		$(0.01)
Net income (loss) per ordinary share-diluted	$0.03		$0.04		$(0.01)

(i)	The calculation of weighted average number of shares used in computing basic net income per ordinary share included certain shares to be issued unconditionally. For year 2011, such shares included a weighted average number of 467,369 vested nonvested shares issued in 2011 and a weighted average number of 970,215 ordinary shares to be issued in connection with a 2010 acquisition (see Note 3). For year 2012, such shares included a weighted average number of 970,215 ordinary shares to be issued in connection with a 2010 acquisition (see Note 3). For year 2013, such shares included a weighted average number of 533,618 ordinary shares to be issued in connection with a 2010 acquisition (see Note 3).
(ii)	The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities.